Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents
Cash and cash equivalents

	As of December 31,
	2012	2011
Cash	1,194	945
Short-term investments	4,638	2,586

	5,832	3,531